Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 16,500,670	$ 12,335,239	$ 594,833
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in investing activities
Operating Location	R.O.C.
Percentages of ownership held by the Group	29.45%	32.21%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the packaging and testing of semiconductors
Operating Location	R.O.C.
Percentages of ownership held by the Group	10.85%	10.85%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Investment company
Operating Location	Singapore
Percentages of ownership held by the Group	42.23%	42.23%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	27.31%	27.31%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company with group engaged in the development of wafer level packaging and interconnect technology
Operating Location	U.S.A.
Percentages of ownership held by the Group	17.85%	17.85%
CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Main Business	Fabless substrate design house
Operating Location	U.S.A.
Percentages of ownership held by the Group	20.82%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	$ 16,800,819	$ 12,635,388	605,653
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	9,873,978	6,670,035	355,947
Cost [member] | ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	2,717,250	2,406,843	97,954
Cost [member] | M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,859,542	1,848,588	67,035
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,828,921	1,352,760	65,931
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	258,757	270,087	9,328
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	51,434	87,075	1,854
Cost [member] | CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	210,937		7,604
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 300,149	$ 300,149	$ 10,820